WEBs ETF Trust

WEBs Communication Services XLC Defined Volatility ETF

Schedule of Investments

January 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 46.6%
United States – 46.6%
Communication Services Select Sector SPDR Fund(1)	1,161	$139,413
TOTAL EXCHANGE-TRADED FUNDS (Cost - $125,225)		139,413

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 39.2%
Time Deposits – 39.2%
Citibank, New York, 2.98% 02/02/2026	$23,717	23,717
JPMorgan Chase, New York, 2.98% 02/02/2026(2)	93,635	93,635
TOTAL TIME DEPOSITS (Cost - $117,352)		117,352
TOTAL SHORT-TERM INVESTMENTS (Cost - $117,352)		117,352

TOTAL INVESTMENTS – 85.8% (Cost - $242,577)		256,765
OTHER ASSETS LESS LIABILITIES – 14.2%		42,324
NET ASSETS – 100.0%		$299,089

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Cantor Fitzgerald Communication Services Select Sector SPDR Fund	OBFR + 1.20%	Varies(3)	USD	401	08/24/2026	$42,523

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.
(3)	Payment frequency is monthly for financing fee, at maturity for total return, including dividends

Abbreviations used in this schedule:

OBFR – Overnight Bank Funding Rate